Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable and Unamortized Discount

Total notes payable and unamortized discount balances are as follows, in thousands:

December 31, 2014
Face value of convertible notes	$2,500
Accrued interest	36
Debt issuance costs associated with fair value of derivative	(7)

Total	$2,529
Less: current portion	(2,036)

Total convertible notes, long-term	$493